Interest Rate Contracts - Summary of Interest Rate Swaps (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Nov. 01, 2017	Sep. 30, 2017	Dec. 31, 2016	Apr. 01, 2016	Feb. 25, 2016
Derivative [Line Items]
Derivative Asset	$ 310,000	$ 1,032,000			$ 996,000
Derivative Asset, Notional Amount		200,000,000			100,000,000
Interest Rate Swap
Derivative [Line Items]
Derivative notional amount	100,000,000	200,000,000.0				$ 100,000,000	$ 100,000,000.0
Derivative Asset		967,000			996,000
Derivative Asset, Notional Amount		100,000,000			100,000,000
Griffin Capital Essential Asset REIT, Inc. [Member]
Derivative [Line Items]
Derivative notional amount	1,150,000,000
Fair value of interest rate swap in a net asset (liability) position	10,892,000	3,713,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date July 9, 2015
Derivative [Line Items]
Derivative notional amount	$ 425,000,000
Interest Strike Rate	1.69%			1.69%
Fair value of interest rate swap in a net asset (liability) position	$ 8,016,000	3,255,000			(1,630,000)
Derivative Liability, Notional Amount		425,000			425,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date January 1, 2016
Derivative [Line Items]
Derivative notional amount	$ 300,000,000
Interest Strike Rate	1.32%			1.32%
Fair value of interest rate swap in a net asset (liability) position	$ 0	458,000			(907,000)
Derivative Liability, Notional Amount		300,000			300,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date July 1, 2020
Derivative [Line Items]
Derivative notional amount	$ 125,000,000
Interest Strike Rate	2.82%
Fair value of interest rate swap in a net asset (liability) position	$ 903,000	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date July 1, 2020
Derivative [Line Items]
Derivative notional amount	$ 100,000,000
Interest Strike Rate	2.82%
Fair value of interest rate swap in a net asset (liability) position	$ 697,000	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date July 1, 2020
Derivative [Line Items]
Derivative notional amount	$ 100,000,000
Interest Strike Rate	2.83%
Fair value of interest rate swap in a net asset (liability) position	$ 677,000	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date July 1, 2020
Derivative [Line Items]
Derivative notional amount	$ 100,000,000
Interest Strike Rate	2.84%
Fair value of interest rate swap in a net asset (liability) position	$ 599,000	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date July, 1 2016
Derivative [Line Items]
Interest Strike Rate				1.50%
Fair value of interest rate swap in a net asset (liability) position		0			(564,000)
Derivative Liability, Notional Amount		0			100,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Fair value of interest rate swap in a net asset (liability) position		3,713,000			(3,101,000)
Derivative Liability, Notional Amount		725,000			825,000
Sponsor [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative Asset	310,000	967,000
Griffin Capital Essential Asset Operating Partnership, L.P. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative Asset	$ 0	65,000			0
Derivative Asset, Notional Amount		$ 100,000,000			0
Griffin Capital Essential Asset Operating Partnership, L.P. [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative notional amount			$ 100,000,000
Level 2 | Interest Rate Swap
Derivative [Line Items]
Interest Strike Rate	0.74%	0.74%
Level 2 | Griffin Capital Essential Asset Operating Partnership, L.P. [Member] | Interest Rate Swap
Derivative [Line Items]
Interest Strike Rate	1.50%	1.50%
Recurring basis | Interest Rate Swap
Derivative [Line Items]
Derivative Asset	$ 310,000	$ 1,032,000			996,000
Recurring basis | Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative Asset	10,892,000	3,713,000
Recurring basis | Level 2 | Interest Rate Swap
Derivative [Line Items]
Derivative Asset	310,000	1,032,000			$ 996,000
Recurring basis | Level 2 | Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative Asset	$ 10,892,000	$ 3,713,000
Recurring basis | Level 2 | Griffin Capital Essential Asset Operating Partnership, L.P. [Member] | Interest Rate Swap
Derivative [Line Items]
Fair value of interest rate swap in a net asset (liability) position			9,000
Derivative Asset, Notional Amount			$ 100,000,000